Supplier	12 Months Ended
Dec. 31, 2021
Supplier

18.	Supplier

Accounts payable to suppliers are obligations payable for goods or services that were acquired in the usual course of business. They are initially recognized by fair value and subsequently measured by amortized cost using the effective interest rate method. Given the short maturity of these obligations, in practical terms, they are usually recognized at the value of the corresponding invoice.

	2021	2020

	3,267,404	3,128,732

Local currency	3,063,458	2,932,486
Suppliers of materials and services (i)	2,966,897	2,839,547
Interconnection (ii)	65,464	64,066
Roaming (iii)	212	212
Co-billing (iv)	30,885	28,661

Foreign currency	203,946	196,246
Suppliers of materials and services (i)	153,082	148,888
Roaming (iii)	50,864	47,358

Current portion	3,267,404	3,128,732

(i)	Represents the amount to be paid to suppliers in the acquisition of materials and in the provision of services applied to the tangible and intangible asset or for consumption in the operation, maintenance and administration, in accordance with the terms of the contract between the parties.

(ii)	Refers to as the use of the network of other fixed and mobile operators such cases where calls are initiated on the TIM network and terminated on the other operators.
(iii)	Refers to calls made when the customer is outside their registration area and is considered a visitor on the other network.
(vi)	Refers to calls made by the customer when choosing another long-distance operator.